LITIGATION	12 Months Ended
Dec. 31, 2012
Litigation [Abstract]
LITIGATION

12)       LITIGATION

Insurance Litigation

MLOA is involved in various legal actions and proceedings in connection with its business. Some of the actions and proceedings have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on MLOA's financial position or results of operations. However, it should be noted that the frequency of large damage awards, including large punitive damage awards that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgment in any given matter.

Insurance Regulatory Matters

MLOA is subject to various statutory and regulatory requirements concerning the payment of death benefits and the reporting and escheatment of unclaimed property, and is subject to audit and examination for compliance with these requirements. MLOA, along with other life insurance industry companies, has been the subject of various inquiries regarding its death claim, escheatment, and unclaimed property procedures and is cooperating with these inquiries. For example, MLOA is under audit by a third party auditor acting on behalf of a number of U.S. state jurisdictions reviewing compliance with unclaimed property laws of those jurisdictions. In addition, a number of life insurance industry companies have received a multistate targeted market conduct examination notice issued on behalf of various U.S. state insurance departments reviewing use of the U.S. Social Security Administration's Death Master File or similar database, claims processing and payments to beneficiaries. In December 2012, MLOA received an examination notice on behalf of at least six insurance departments. The audits and related inquiries have resulted in the payment of death benefits and changes to MLOA's relevant procedures. MLOA expects it will also result in the reporting and escheatment of unclaimed death benefits, including potential interest on such payments, and the payment of examination costs. In addition, MLOA, along with other life insurance industry companies, is subject to lawsuits that may be filed by state regulatory agencies or other litigants.

_______________________________________________

In addition to the matters descried above, a number of lawsuits, claims and assessments have been filed against life and health insurers in the jurisdictions in which MLOA does business involving insurers' sales practices, alleged agent misconduct, alleged failure to properly supervise agents, contract administration and other matters. Some of the matters have resulted in the award of substantial judgments against other insurers, including material amounts of punitive damages, or in substantial settlements. In some states, juries have substantial discretion in awarding punitive damages. MLOA, like other life and health insurers, from time to time is involved in such matters. Some of these matters filed against MLOA have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on MLOA's financial position or results of operations. However, it should be noted that the frequency of large damage awards, including large punitive damage awards that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgment in any given matter.

Although the outcome of litigation and regulatory matters cannot be predicted with certainty, MLOA's management believes that the ultimate resolution of the matters described above should not have a material adverse effect on the financial position of MLOA. MLOA's management cannot make an estimate of loss, if any, or predict whether or not such litigations and regulatory matters will have a material adverse effect on MLOA's results of operations in any particular period.